                          CLASS A, B AND C SHARES OF

                        AIM GLOBAL GROWTH & INCOME FUND

                       Supplement dated August 25, 1999
                    to the Prospectus dated March 1, 1999,
                            as revised July 1, 1999

The following information replaces in its entirety the information in the section entitled "FUND MANAGEMENT - PORTFOLIO MANAGERS" on Page 5 of the
Prospectus:

The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

o Anthony Broccardo, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1993.

o Paul Griffiths, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1994.

o John Nadell, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

                            ADVISOR CLASS SHARES OF

                        AIM GLOBAL GROWTH & INCOME FUND

                       Supplement dated August 25, 1999
                    to the Prospectus dated March 1, 1999,
                         as supplemented July 1, 1999

The following information replaces in its entirety the information in the section entitled "FUND MANAGEMENT - PORTFOLIO MANAGERS" on Page 5 of the
Prospectus:

The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

o Anthony Broccardo, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1993.

o Paul Griffiths, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1994.

o John Nadell, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.